Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2025
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information

29. Supplemental cash flow information

Investing activities with partial cash payments:

	Six months ended June 30
	2025	2024
Purchase of property and equipment	$328,833	$343,372
Add: Opening balance of payable on equipment	-	19,724
Less: Ending balance of payable on equipment	-	-
Cash paid during the period	$328,833	$363,096

	Six months ended June 30
	2025	2024
Acquisition of intangible assets	$54,987	$37,508
Add: Opening balance of payable on intangible assets	-	3,020,475
Less: Ending balance of payable on intangible assets	-	(3,000,001)
Cash paid during the period	$54,987	$57,982